Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes and income taxes expense (benefit) included in the consolidated statements of operations
	Year ended December 31
	2022	2023	2024
	US$ thousands
Income (loss) before income taxes:
Israel	17,915	(30,101)	(12,287)
Foreign jurisdictions	4,475	2,799	970
	22,390	(27,302)	(11,317)

Current taxes:
Israel	1,765	201	235
Foreign jurisdictions	1,198	921	457
	2,963	1,122	692

Current tax (benefits) expenses relating to prior years:
Israel	(215)	(10)	(814)
Foreign jurisdictions	158	(116)	168
	(57)	(126)	(646)

Deferred taxes:
Israel	1,114	(1,857)	2,359
Foreign jurisdictions	64	(28)	(14)
	1,178	(1,885)	2,345

Income tax expense (benefit)	4,084	(889)	2,391

Schedule of deferred tax assets and liabilities
	December 31	December 31
	2023	2024
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	266	258
Research and development costs	1,065	1,029
Operating loss carryforwards	306	1,370
Property, plant and equipment	-	10
Share based compensation	338	438
Intangible assets	117	16
Operating lease liabilities	446	485
Goodwill*	382	55
Other	39	36
Gross deferred tax assets, before valuation allowances	2,959	3,697
Less: valuation allowance	-	(2,918)
Total deferred tax assets:	2,959	779

Deferred tax liabilities:
Intangible assets	(161)	(290)
Operating leases right-of-use, net	(485)	(521)
Total deferred tax liabilities	(646)	(811)

Net deferred tax assets	2,313	(32)

In Israel	2,359	-
Foreign jurisdictions	(46)	(32)
Net deferred tax assets	2,313	(32)

Non-current deferred tax assets	2,359	-
Non-current deferred tax liabilities	(46)	(32)

Schedule of reconciliation of the statutory tax expense to actual tax expense
	Year ended December 31
	2022	2023	2024
	US$ thousands

Income (loss) before income taxes	22,390	(27,302)	(11,317)
Statutory tax rate in Israel	23.0%	23.0%	23.0%
	5,150	(6,279)	(2,603)

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	566	4,308	485
Non-taxable income	-	-	(61)
Prior years adjustments	(57)	(126)	(646)
Tax effect due to "Preferred Enterprise" status	(1,949)	784	2,121
Statutory rate differential	168	221	177
Valuation Allowance	-	-	2,918
Other	206	203	-

Income tax expense (benefit)	4,084	(889)	2,391